Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Liabilities that are Measured At Fair Value on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

March 31, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable Securities	1	$6,194,997	—	—
Warrant Liability-Private Placement Warrants	3	—	—	$175,480
December 31, 2023	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable Securities	1	$6,049,745	—	—
Warrant Liability-Private Placement Warrants	3	—	—	$107,713
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
December 31, 2023	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	1	$6,049,745	$—	$—
Warrant Liability-Private Placement Warrants	3	$—	$—	$107,713
December 31, 2022	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable Securities	1	$44,688,320	$—	$—
Warrant Liability-Private Placement Warrants	3	$—	$—	$356,666

Schedule of Level 3 Fair Value Measurements

The following table provides quantitative information regarding Level 3 fair value measurements at March 31, 2024 and December 31, 2023.

	March 31, 2023	December 31, 2023
Stock Price	$11.02	$10.89
Exercise Price	$11.50	$11.50
Term (years)	0.83	0.96
Volatility	0.56%	1.15%
Risk-Free Rate	5.15%	4.77%
Dividend Yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements at December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Stock Price	$10.89	$10.22
Exercise Price	$11.50	$11.50
Term (years)	0.96	2.91
Volatility	1.15%	0.20%
Risk Free Rate	4.77%	4.24%
Dividend Yield	0.00%	0.00%

Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement Warrants
Fair value as of December 31, 2023	$107,713
Change in fair value	67,767
Fair value as of March 31, 2024	175,480
The following table presents the changes in the fair value of Level 3 warrant labilities:
Private Placement Warrants
Fair value as of October 19, 2021 (IPO)	$9,986,666
Change in fair value	(7,632,666)
Fair value as of December 31, 2021	2,354,000
Change in fair value	(1,997,334)
Fair value as of December 31, 2022	356,666
Change in fair value	(248,953)
Fair value as of December 31, 2023	$107,713